Mar. 01, 2016
iShares®

iShares Trust

Supplement dated July 1, 2016

to the Summary Prospectus dated March 1, 2016 and

Prospectus dated March 1, 2016 for the

iShares Yield Optimized Bond ETF (BYLD) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and the Prospectus for the Fund.

The following changes for the Fund are expected to take effect on August 31, 2016. The second paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the Prospectus starting on page S-2 is hereby deleted and replaced with the following:

The Underlying Index is a broadly diversified fixed-income index that seeks to deliver current income. The Underlying Index is comprised of Underlying Funds within fixed-income sectors that collectively have demonstrated relatively high risk adjusted income on a consistent basis and meet liquidity characteristics as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. The goal of the Underlying Index is to represent an allocation to five distinct fixed-income sectors, with the exposure to each sector capped at a specified percentage of the Underlying Index. The five sectors currently included in the Underlying Index, and each sector’s respective current caps, are: no more than 50% U.S. government-related fixed-income securities, no more than 50% U.S. securitized fixed-income securities, no more than 50% U.S. investment-grade credit securities, no more than 20% U.S. non-investment-grade credit securities and no more than 10% emerging market debt. These five sectors are represented by Underlying Funds that the index provider, Morningstar, considers to deliver higher risk adjusted yields. Each fixed-income sector has its own return and risk profile. The combined allocation percentages of the five represented sectors may equal less than 100%. The Underlying Index is rebalanced and reconstituted quarterly.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.